Other assets	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Other assets	Other assets
Other current and non-current assets consist of the following:

Year ended December 31 (€, in millions)	2024	2025
Advance payments to Carl Zeiss SMT GmbH[1]	815.8	323.5
Prepaid expenses	555.5	538.0
Derivative financial instruments[2]	96.5	33.6
VAT receivable	279.1	187.2
Other assets	193.4	350.5
Other current assets	1,940.3	1,432.8

Advance payments to Carl Zeiss SMT GmbH[1]	599.9	868.4
Prepaid expenses	49.5	46.1
Compensation plan assets	113.1	129.9
Other assets	28.3	12.7
Other non-current assets	790.8	1,057.1
1.For further details on advance payments to Carl Zeiss SMT GmbH, see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments, see Note 25 Financial risk management.
Prepaid expenses mainly include prepaid income taxes of intercompany profit on inventory that has not yet been realized by ASML of €375.6 million (2024: €380.1 million).